Derivative Instruments (Details) (MidMarket derivative [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value of Company's common stock	$ 8.49	$ 18.36
Volatility of Company's common stock	80.00%	80.00%
Estimated life	5 months 15 days	8 months 15 days	1 year 9 months
Risk free rate of return	0.11%	0.11%
Maximum [Member]
Fair value of Company's common stock			$ 10.00
Volatility of Company's common stock			112.00%
Exercise price of warrants	$ 5.00	$ 5.00	$ 10.00
Risk free rate of return			0.12%
Minimum [Member]
Fair value of Company's common stock			$ 0.68755
Volatility of Company's common stock			56.78%
Exercise price of warrants	$ 4.00	$ 4.00	$ 0.95
Risk free rate of return			0.0266%